Note 8 - Debt - Draws (Payments) On Notes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
First Crede Note [Member]
Amount drawn	$ 17,500
Interest	11
Amount settled	(17,500)
Amounts forgiven
Second Crede Note [Member]
Amount drawn	24,269
Interest	75
Amount settled	(24,089)
Amounts forgiven	(180)
Crede Notes [Member]
Amount drawn	41,769
Interest	86
Amount settled	(41,589)
Amounts forgiven	$ (180)